UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.
Schedule of Investments November 30, 2015 (Unaudited)

ATAC Inflation Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 98.5%
iShares 20+ Year Treasury Bond Fund *	521,670	$63,356,821
iShares 7-10 Year Treasury Bond Fund *	297,218	31,623,995
PIMCO 25+ Year Zero Coupon U.S. Treasury Fund	47,479	5,289,161
Vanguard Extended Duration Treasury Fund	45,393	5,279,660
TOTAL EXCHANGE-TRADED FUNDS
(Cost $105,335,346)		105,549,637

SHORT-TERM INVESTMENT- 0.4%
Invesco Treasury Portfolio, Institutional Class, 0.02% ^
(Cost $442,203)	442,203	442,203

Total Investments - 98.9%
(Cost $105,777,549)		105,991,840
Other Assets and Liabilites, Net - 1.1% +		1,170,612
Total Net Assets - 100.0%		$107,162,452

* Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

^ The rate shown is the annualized seven day effective yield as of November 30, 2015.
+ Includes securities designated as collateral for a line of credit. The Fund was in the process of closing the line of credit and had sold these securities, but they had not yet settled with the Fund's custodian. Thus, they were considered a receivable on the Fund's records as of period end.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$105,549,637	$-	$-	$105,549,637
Short-Term Investment	442,203	-	-	442,203
Total Investments	$105,991,840	$-	$-	$105,991,840

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments November 30, 2015 (Unaudited)

ATAC Beta Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 98.3%
Consumer Staples Select Sector SPDR Fund *	70,571	$3,487,619
Health Care Select Sector SPDR Fund	24,439	1,737,857
Utilities Select Sector SPDR Fund	41,145	1,761,829
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,053,897)		6,987,305

SHORT-TERM INVESTMENT - 1.7%
Invesco Treasury Portfolio, Institutional Class, 0.02% ^
(Cost $121,641)	121,641	121,641

Total Investments - 100.0%
(Cost $7,175,538)		7,108,946
Other Assets and Liabilites, Net - (0.0)%		(1,257)
Total Net Assets - 100.0%		$7,107,689

* Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

^ The rate shown is the annualized seven day effective yield as of November 30, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,987,305	$-	$-	$6,987,305
Short-Term Investment	121,641	-	-	121,641
Total Investments	$7,108,946	$-	$-	$7,108,946

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows:

	ATAC Inflation Rotation Fund*	ATAC Beta Rotation Fund*
Cost of investments	$105,777,549	$7,175,538
Gross unrealized appreciation	214,291	-
Gross unrealized depreciation	-	(66,592)
Net unrealized depreciation	$214,291	$(66,592)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date  January 21, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   January 21, 2016